1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103-2921	& Bockius LLP
215-963-5000	Counselors at Law
Fax: 215-963-5001

September 26, 2006

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                               SEI Institutional Investments Trust Post-Effective Amendment No. 27 to Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257)

Ladies and Gentlemen:

On behalf of SEI Institutional Investments Trust (the “Trust”), I attach herewith for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 27 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A, together with the exhibits thereto.

This filing is made pursuant to Rule 485(a) under the Act for the purpose of introducing a new series of the Trust, the Enhanced Income Fund.

If you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact the undersigned at (215) 963-5773.

Very truly yours,

/s/ Jennifer M. Leach

Jennifer M. Leach, Esq.

cc:	Ms. Julie Vossler